Property and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment, Net, by Type [Abstract]
Cost:	$ 9,736	$ 11,730
Accumulated Depreciation:	9,174	10,709
Depreciation cost	562	1,021
Depreciation expenses	276	539	737
Discontinued operation includes depreciation expenses	59	60	66
Computer and peripheral equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Cost:	8,604	10,150
Accumulated Depreciation:	8,243	9,512
Office furniture and equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Cost:	611	842
Accumulated Depreciation:	474	636
Leasehold improvements [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Cost:	465	534
Accumulated Depreciation:	429	457
Motor vehicles [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Cost:	56	204
Accumulated Depreciation:	$ 28	$ 104